UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2008

Date of reporting period:         June 30, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                       [WELLS FARGO LOGO]
[LOGO] Semi-Annual Report
       June 30, 2008

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM)

-     Series G

Contents

PERFORMANCE HIGHLIGHTS
CoreBuilder Shares - Series G ......................................    2

PORTFOLIO OF INVESTMENTS
CoreBuilder Shares - Series G ......................................    4

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ................................    6
Statement of Operations ............................................    7
Statement of Changes in Net Assets .................................    8
Financial Highlights ...............................................   10

NOTES TO FINANCIAL STATEMENTS ......................................   12

OTHER INFORMATION ..................................................   16

LIST OF ABBREVIATIONS ..............................................   21

          NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

2   Wells Fargo Managed Account CoreBuilder Shares        Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G

INVESTMENT OBJECTIVE

The Wells Fargo Managed Account CoreBuilder Shares - Series G Fund (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
W. Frank Koster

FUND INCEPTION

April 15, 2008

PORTFOLIO ALLOCATION (1)
(AS OF JUNE 30, 2008)

[PIE CHART]

Asset Backed Securities               1%
Collateralized Mortgage Securities   17%
Corporate Bonds                       2%
Municipal Bonds                       2%
U.S. Treasury Bonds                  12%
U.S. Treasury Notes                   8%
FHLMC                                 8%
GNMA                                  2%
FNMA                                 46%
Cash Management                       2%

----------
(1)   Portfolio allocation is subject to change.

Performance Highlights          Wells Fargo Managed Account CoreBuilder Shares 3

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

COREBUILDER SHARES                          Life of Fund *
-----------------------------------------   --------------
Series G                                        (0.16)

Lehman Brothers U.S. Securitized Index (2)      (0.28)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(2) The Lehman Brothers U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. You cannot invest directly in an Index.

4 Wells Fargo Managed Account CoreBuilder Shares   Portfolio of Investments--
                                                   June 30, 2008 (Unaudited)

COREBUILDER SHARES - SERIES G

PRINCIPAL                                   SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
AGENCY SECURITIES: 68.08%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.13%
$    199,875       FHLMC #A77459                                                            7.50%        05/01/2038    $    211,489
                                                                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 64.88%
     127,603       FNMA #256986                                                             7.00         11/01/2037         132,497
     183,590       FNMA #976190                                                             7.50         05/01/2038         193,914
   1,720,000       FNMA TBA%%                                                               5.00         07/01/2038       1,648,513
   1,500,000       FNMA TBA%%                                                               5.50         07/01/2023       1,509,843
   1,295,000       FNMA TBA%%                                                               6.00         07/01/2038       1,306,331
   1,600,000       FNMA TBA%%                                                               6.50         07/01/2038       1,647,000

                                                                                                                          6,438,098
                                                                                                                       ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.07%
   4,413,644       GNMA Series 2002-53 Class IO +/-(c)                                      1.02         04/16/2042         106,417
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $6,719,172)                                                                                 6,756,004
                                                                                                                       ------------

ASSET-BACKED SECURITIES: 2.62%
     190,000       Capital Auto Receivables Asset Trust Series 2007-4 Class A3B +/-         3.17         12/15/2011         189,963
      70,000       Discover Card Master Trust Series 2008-A4 Class A4                       5.65         12/15/2015          69,571

TOTAL ASSET-BACKED SECURITIES (COST $255,027)                                                                               259,534
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.22%
     226,790       Chase Mortgage Finance Corporation Series 2005-A1 Class 2A2              5.24         12/25/2035         224,239
     100,118       FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 +/-       5.99         07/25/2043         100,413
      96,201       FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 +/-       5.91         10/25/2043          96,967
      91,492       FNMA Series 2005-W4 Class 3A +/-                                         6.11         06/25/2035          90,119
     129,394       GNMA Series 2007-12 Class A                                              3.96         06/16/2031         127,339
      73,785       GNMA Series 2007-69 Class TA +/-                                         4.82         06/16/2031          74,412
   4,343,288       GNMA Series 2008-22 Class XM +/-(c)                                      1.10         02/16/2049         237,727
      99,643       GNMA Series 2008-39 Class A                                              4.50         02/16/2023          99,437
      89,785       GNMA Series 2008-45 Class A                                              3.58         04/16/2027          88,597
      75,000       TIAA Real Estate CDO Limited Series 2007-C4 Class A3 +/-                 6.10         08/15/2039          73,477

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,223,822)                                                               1,212,727
                                                                                                                       ------------

US TREASURY SECURITIES: 10.43%
   1,000,000       US Treasury Note                                                         4.25         10/15/2010       1,035,391
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $1,044,267)                                                                            1,035,391
                                                                                                                       ------------

SHARES
SHORT-TERM INVESTMENTS: 69.96%
   6,942,320       Wells Fargo Advantage Money Market Trust ~++                                                           6,942,320
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,942,320)                                                                            6,942,320
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,184,608) *                                                   163.31%                                         $ 16,205,976

Other Assets and Liabilities, Net                                      (63.31)                                           (6,282,512)
                                                                       ------                                          ------------

TOTAL NET ASSETS                                                       100.00%                                         $  9,923,464
                                                                       ------                                          ------------

Portfolio of Investments--June 30, 2008   Wells Fargo Managed Account
(Unaudited)                               CoreBuilder Shares 5

COREBUILDER SHARES - SERIES G

----------
+/-   Variable rate investments.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++    Short-term security of an affiliate of the Fund with a cost of $6,942,320.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

6 Wells Fargo Managed Account CoreBuilder    Statement of Assets and Liabilities
Shares                                       --June 30, 2008 (Unaudited)


                                                                                      CoreBuilder
                                                                                        Shares -
                                                                                        Series G
                                                                                      ------------
ASSETS
  Investments
    In securities, at fair value ..................................................   $  9,263,656
    Investments in affiliates .....................................................      6,942,320
                                                                                      ------------
  Total investments at fair value (see cost below) ................................     16,205,976
                                                                                      ------------
  Receivables for dividends and interest ..........................................         50,398
                                                                                      ------------
Total assets ......................................................................     16,256,374
                                                                                      ------------

LIABILITIES
  Payable for investments purchased ...............................................      6,306,091
  Dividends payable ...............................................................         26,819
                                                                                      ------------
Total liabilities .................................................................      6,332,910
                                                                                      ------------
TOTAL NET ASSETS ..................................................................   $  9,923,464
                                                                                      ============

NET ASSETS CONSIST OF
  Paid-in capital .................................................................   $ 10,000,000
  Undistributed net investment income (loss) ......................................            128
  Undistributed net realized gain (loss) on investments ...........................        (98,032)
  Net unrealized appreciation (depreciation) of investments, foreign currencies
    and translation of assets and liabilities denominated in foreign currencies ...         21,368
                                                                                      ------------
TOTAL NET ASSETS ..................................................................   $  9,923,464
                                                                                      ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
  Net assets ......................................................................   $  9,923,464
  Shares outstanding ..............................................................      1,000,000
  Net asset value per share .......................................................   $       9.92
                                                                                      ------------

Investments at cost ...............................................................   $ 16,184,608
                                                                                      ------------

----------
(1)   Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Period Ended   Wells Fargo Managed Account
June 30, 2008 (Unaudited)                       CoreBuilder Shares 7


                                                                                      CoreBuilder
                                                                                        Shares -
                                                                                        Series G
                                                                                      ------------
INVESTMENT INCOME
  Interest ........................................................................    $  22,505
  Interest from investments in affiliated securities ..............................       41,796
                                                                                       ---------
Total investment income ...........................................................       64,301
                                                                                       ---------
Net investment income (loss) ......................................................       64,301
                                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
  Securities, foreign currencies and foreign currency translation .................      (98,032)
                                                                                       ---------
Net realized gain (loss) from investments .........................................      (98,032)
                                                                                       ---------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  Securities, foreign currencies and foreign currency translation .................       21,368
                                                                                       ---------
Net change in unrealized appreciation (depreciation) of investments ...............       21,368
                                                                                       ---------
Net realized and unrealized gain (loss) on investments ............................      (76,664)
                                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................    $ (12,363)
                                                                                       =========

The accompanying notes are an integral part of these financial statements.

8 Wells Fargo Managed Account CoreBuilder Shares   Statement of Changes in Net
                                                   Assets

                                                                                                 COREBUILDER
                                                                                                  SHARES -
                                                                                                  SERIES G
                                                                                                -------------
                                                                                                   For the
                                                                                                 Period Ended
                                                                                                June 30, 2008
                                                                                                 (Unaudited)
                                                                                                -------------
INCREASE (DECREASE) IN NET ASSETS
  Net investment income (loss) ..............................................................   $      64,301
  Net realized gain (loss) on investments ...................................................         (98,032)
  Net change in unrealized appreciation (depreciation) of investments .......................          21,368
                                                                                                -------------
Net increase (decrease) in net assets resulting from operations .............................         (12,363)
                                                                                                -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income .....................................................................         (64,173)
                                                                                                -------------
Total distributions to shareholders .........................................................         (64,173)
                                                                                                -------------

CAPITAL SHARES TRANSACTIONS
  Proceeds from shares sold . ...............................................................      10,000,000
                                                                                                -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....      10,000,000
                                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       9,923,464
                                                                                                =============
ENDING NET ASSETS ...........................................................................   $   9,923,464
                                                                                                =============

SHARES ISSUED AND REDEEMED
  Shares sold ...............................................................................       1,000,000
                                                                                                -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       1,000,000
                                                                                                =============

Ending balance of undistributed net investment income (loss) ................................   $         128
                                                                                                -------------

The accompanying notes are an integral part of these financial statements.

                                          This page is intentionally left blank.

10 Wells Fargo Managed Account CoreBuilder Shares    Financial Highlights

                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net
                                                        Value Per     Investment      Gain (Loss)     Investment
                                                          Share     Income (Loss)   on Investments      Income
                                                        ---------   -------------   --------------   -------------
COREBUILDER SHARES - SERIES G
April 15, 2008 (3) to June 30, 2008 (Unaudited) .....     $10.00        0.06            (0.08)           (0.06)

----------
(1) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(2) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3)   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights   Wells Fargo Managed Account CoreBuilder Shares 11

                              Net Investment
                  Ending      Income (Loss)
Distributions    Net Asset   Ratio to Average               Portfolio      Net Assets at
   from Net      Value Per      Net Assets        Total      Turnover      End of Period
Realized Gains     Share       (Annualized)     Return (1)   Rate (2)     (000's omitted)
--------------   ---------   ----------------   ----------  ----------   ----------------

     0.00          $9.92           3.07%         (0.16)%       132%           $9,923

12 Wells Fargo Managed Account CoreBuilder Shares  Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999 and at June 30, 2008 was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the CoreBuilder Shares - Series G.

CoreBuilder Shares - Series G has been developed as an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. CoreBuilder Shares - Series G is a special purpose fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. CoreBuilder Shares - Series G enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Notes to Financial Statements  Wells Fargo Managed Account CoreBuilder Shares 13

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2008.

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin"

14 Wells Fargo Managed Account CoreBuilder Shares  Notes to Financial Statements

requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2008, the Fund did not hold any futures contracts.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales. At June 30, 2008, the Fund did not hold any mortgage dollar roll transactions.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. At June 30, 2008, the Fund did not hold any repurchase agreements.

SWAP CONTRACTS

The Fund may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Fund records as an increase or decrease to realized gain/loss, the amount due or owed by the Fund at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At June 30, 2008, the Fund had no open swap contracts.

TERM LOANS

The Fund may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower. At June 30, 2008, the Fund did not hold any term loans.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or "when-issued" basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the

Notes to Financial Statements  Wells Fargo Managed Account CoreBuilder Shares 15

Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. At June 30, 2008, the Fund did not hold any when-issued transactions.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt. At June 30, 2008, the Fund did not hold any structured investment vehicles.

3. EXPENSES

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), fees payable for services provided by the Fund's securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended June 30, 2008, were as follows:

FUND                             PURCHASES AT COST   SALES PROCEEDS
-----------------------------    -----------------   --------------
COREBUILDER SHARES - SERIES G      $ 21,058,014       $ 11,689,007

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of June 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

16 Wells Fargo Managed Account CoreBuilder Shares              Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                        POSITION HELD AND
NAME AND AGE           LENGTH OF SERVICE (2)              PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS
------------           ---------------------        ---------------------------------------------------------    -------------------
Thomas S. Goho         Trustee, since 1987          Co-Director for the Calloway School of Stephens University   None
65                                                  of Wake Forest University. Prior thereto, the Thomas Goho
                                                    Chair of Finance of Wake Forest University, Calloway
                                                    School of Business and Accountancy, from 2006-2007 and
                                                    Associate Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;         Chairman, CEO and Co-Founder of Crystal Geyser Water         None
65                     Chairman, since 2005         Company and President of Crystal Geyser Roxane Water
                       (Lead Trustee since 2001)    Company.

Olivia S. Mitchell     Trustee, since 2006          Professor of Insurance and Risk Management, Wharton          None
55                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging Research
                                                    Center. Research associate, National Bureau of Economic
                                                    Research.

Timothy J. Penny       Trustee, since 1996          President and CEO of Southern Minnesota Initiative           None
56                                                  Foundation, a non-profit organization since 2007 and
                                                    Senior Fellow at the Humphrey Institute Policy Forum at
                                                    the University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996          Principal of the law firm of Willeke & Daniels.              None
68

Other Information   Wells Fargo Managed Account CoreBuilder Shares 17

INTERESTED TRUSTEE (3)

                        POSITION HELD AND
NAME AND AGE           LENGTH OF SERVICE (2)            PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
------------           ---------------------        -----------------------------------------------------        -------------------
J. Tucker Morse        Trustee, since 1987          Private Investor/Real Estate Developer. Prior thereto,       None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                        POSITION HELD AND
NAME AND AGE           LENGTH OF SERVICE (2)            PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
------------           ---------------------        -----------------------------------------------------        -------------------
Karla M. Rabusch       President, since 2003        Executive Vice President of Wells Fargo Bank, N.A. and       None
49                                                  President of Wells Fargo Funds Management, LLC since 2003.
                                                    Senior Vice President and Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;       Senior Vice President and Secretary of Wells Fargo Funds     None
48                     Chief Legal Counsel,         Management, LLC since 2001. Vice President and Managing
                       since 2003                   Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007        Vice President and Manager of Fund Accounting, Reporting     None
49                                                  and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                    Director of Fund Administration and SEC Reporting for
                                                    TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                    UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                    Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance  Officer,   Chief Compliance Officer of Wells Fargo Funds Management,    None
44                     since 2007                   LLC since 2007. Chief Compliance Officer of Parnassus
                                                    Investments from 2005 to 2007. Chief Financial Officer of
                                                    Parnassus Investments from 2004 to 2007 and Senior Audit
                                                    Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of June 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

18 Wells Fargo Managed Account CoreBuilder Shares              Other Information

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM) - SERIES M AND WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM) - SERIES G

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the CoreBuilder Shares (SM) - Series M and CoreBuilder Shares
(SM) - Series G (the "Funds") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services that are anticipated to be provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers proposed to be primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services that were anticipated to be provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting over time with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board did not consider performance results for the Funds because they had not yet commenced operations. However, the Board noted, by reference to existing Wells Fargo Advantage Funds sub-advised by Wells Capital Management that followed a municipal investment strategy and a government securities investment strategy, that Wells Capital Management had a strong historical track record in managing such assets.

Other Information              Wells Fargo Managed Account CoreBuilder Shares 19

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board noted Fund Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement.

The Board noted that Funds Management would be paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares (SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares (SM) - Series G. The Board also considered comparisons of the zero fee and expense structure of the Funds to zero fee and expense structures for peer funds offered exclusively within similar SMAs. The Board noted that the zero fee and expense structures of the peer funds were similar to that of the Funds, except that one peer fund's adviser was entitled to fees, but waived all fees, leaving a net expense ratio of zero.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance history of Wells Capital Management and the expense structure of the Funds supported the approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees would be paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate was consistent with the zero fee and expense structures of peer funds and concluded that it was reasonable. In addition, the Board reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board did not specifically consider the profitability of Funds Management with respect to the Funds, as the Funds had not yet commenced operations and as they had an Advisory Agreement Rate and total expense ratio of zero. The Board received and considered profitability information about Funds Management, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Wells Fargo Advantage Funds.

The Board did not consider a separate profitability analysis of Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to approve the agreement.

ECONOMIES OF SCALE

The Board considered whether there would be economies of scale with respect to the management of the Funds, whether the Funds would appropriately benefit from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. In this regard, the Board noted that the Funds, which would be offered exclusively within SMAs, would charge no advisory fee, but that participants in SMAs eligible to invest in the Funds pay fees to the relevant SMA sponsor, which may vary based in part on the size of the participant's account.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

Because the Funds are the first mutual funds to be offered exclusively within SMAs managed by Funds Management, the Board did not have available information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust. As discussed above, the Board reviewed and considered the advisory arrangements of peer funds offered exclusively within SMAs, the zero fee and expense structure of the Funds,

20 Wells Fargo Managed Account CoreBuilder Shares              Other Information

and the assumption by Funds Management of all ordinary operating expenses of the Funds, and concluded that the Advisory Agreement Rate was reasonable.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits anticipated to be received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and the SMA sponsors, and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds and the SMA sponsors (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board considered that the Funds would be offered only through SMAs managed by Funds Management.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations          Wells Fargo Managed Account CoreBuilder Shares 21

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         --  Association of Bay Area Governments
ADR          --  American Depositary Receipt
AMBAC        --  American Municipal Bond Assurance Corporation
AMT          --  Alternative Minimum Tax
ARM          --  Adjustable Rate Mortgages
BART         --  Bay Area Rapid Transit
CDA          --  Community Development Authority
CDO          --  Collateralized Debt Obligation
CDSC         --  Contingent Deferred Sales Charge
CGIC         --  Capital Guaranty Insurance Company
CGY          --  Capital Guaranty Corporation
COP          --  Certificate of Participation
CP           --  Commercial Paper
CTF          --  Common Trust Fund
DW&P         --  Department of Water & Power
DWR          --  Department of Water Resources
ECFA         --  Educational & Cultural Facilities Authority
EDFA         --  Economic Development Finance Authority
ETET         --  Eagle Tax-Exempt Trust
FFCB         --  Federal Farm Credit Bank
FGIC         --  Financial Guaranty Insurance Corporation
FHA          --  Federal Housing Authority
FHAG         --  Federal Housing Agency
FHLB         --  Federal Home Loan Bank
FHLMC        --  Federal Home Loan Mortgage Corporation
FNMA         --  Federal National Mortgage Association
GDR          --  Global Depositary Receipt
GNMA         --  Government National Mortgage Association
GO           --  General Obligation
HCFR         --  Healthcare Facilities Revenue
HEFA         --  Health & Educational Facilities Authority
HEFAR        --  Higher Education Facilities Authority Revenue
HFA          --  Housing Finance Authority
HFFA         --  Health Facilities Financing Authority
IDA          --  Industrial Development Authority
IDAG         --  Industrial Development Agency
IDR          --  Industrial Development Revenue
LIBOR        --  London Interbank Offered Rate
LLC          --  Limited Liability Corporation
LOC          --  Letter of Credit
LP           --  Limited Partnership
MBIA         --  Municipal Bond Insurance Association
MFHR         --  Multi-Family Housing Revenue
MTN          --  Medium Term Note
MUD          --  Municipal Utility District
PCFA         --  Pollution Control Finance Authority
PCR          --  Pollution Control Revenue
PFA          --  Public Finance Authority
PFFA         --  Public Facilities Financing Authority
plc          --  Public Limited Company
PSFG         --  Public School Fund Guaranty
R&D          --  Research & Development
RDA          --  Redevelopment Authority
RDFA         --  Redevelopment Finance Authority
REITS        --  Real Estate Investment Trusts
SFHR         --  Single Family Housing Revenue
SFMR         --  Single Family Mortgage Revenue
SLMA         --  Student Loan Marketing Association
TBA          --  To Be Announced
TRAN         --  Tax Revenue Anticipation Notes
USD          --  Unified School District
XLCA         --  XL Capital Assurance

                                         This page is intentionally left blank.

This page is intentionally left blank.

[WELLS FARGO LOGO]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Prospectus

The prospectus contains information about the CoreBuilder Shares - Series G designed to provide investors with important information to assist them in making investment decisions. The Prospectus should be read in conjunction with the Statement of Additional Information and the Form ADV of the separately managed account in which you are investing.

Statement of Additional Information (SAI)

Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo CoreBuilder Sharescontact us:

By telephone:
800-368-0627

You may also contact the financial intermediary, broker-dealer or bank, through whom you purchased Fund shares.

From the SEC:

Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.

To obtain information for a fee, write or email:

SEC's Public Reference Section
100"F"Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC.                 111801 08-08
    All rights reserved.                               SCBG/SAR129 06-08

                                                              [WELLS FARGO LOGO]

[LOGO]        SEMI-ANNUAL REPORT

              June 30, 2008

              WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM)

              - Series M

CONTENTS
----------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
CoreBuilder Shares - Series M ........................................    2

PORTFOLIO OF INVESTMENTS
CoreBuilder Shares - Series M ........................................    4

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ..................................    6
Statement of Operations ..............................................    7
Statement of Changes in Net Assets ...................................    8
Financial Highlights .................................................   10

NOTES TO FINANCIAL STATEMENTS ........................................   12

OTHER INFORMATION ....................................................   15

LIST OF ABBREVIATIONS ................................................   20

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

2 Wells Fargo Managed Account CoreBuilder Shares          Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES M

INVESTMENT OBJECTIVE

The Wells Fargo Managed Account CoreBuilder Shares - Series M Fund (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Roger J. Miller

FUND INCEPTION

April 15, 2008

CREDIT QUALITY (1)
(AS OF  JUNE 30, 2008)

[PIE-CHART]

                             %
                            ---
A                           14
AA                          20
AAA                         13
BB/Ba                        3
BBB                         23
CCC                          1
Unrated                     26

MATURITY DISTRIBUTION (1)
(AS OF  JUNE 30, 2008)

[PIE-CHART]

                             %
                            ---
0-1 Years                    4
1-3 Years                    9
3-5 Years                   16
5-10 Years                  33
10-20 Years                 23
20+ Years                   15

----------
(1) The ratings indicated for credit quality are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights          Wells Fargo Managed Account CoreBuilder Shares 3

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

COREBUILDER SHARES                          Life of Fund*
------------------                          ------------
Series M                                        0.52

Lehman Brothers Municipal Bond Index (2)       (1.08)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(2) Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

4 Wells Fargo Managed Account                         Portfolio of Investments--
CoreBuilder Shares                                    June 30, 2008 (Unaudited)


COREBUILDER SHARES - SERIES M

         PRINCIPAL  SECURITY NAME                                                       INTEREST RATE   MATURITY DATE    VALUE
MUNICIPAL BONDS & NOTES: 93.76%

CALIFORNIA: 6.72%
$   125,000         California Statewide Communities Development
                    Authority Kaiser Permanente Series-B
                    (Healthcare Facilities Revenue) +/-(Section)                              2.59%      04/01/2036     $  91,125
    240,000         San Diego County CA Certificates Partnership
                    (Lease Revenue, AMBAC Insured)                                            5.63       09/01/2012       243,103

                                                                                                                          334,228
                                                                                                                        ---------

COLORADO: 5.04%
    250,000         E-470 CO Public Highway Authority Series D2
                    (Other Revenue, MBIA Insured) +/-(Section)                                5.00       09/01/2039       251,000
                                                                                                                        ---------

IDAHO: 4.82%
    250,000         Idaho Housing & Finance Association Liberty
                    Charter School Series-A (Other Revenue)                                   6.00       06/01/2038       239,618
                                                                                                                        ---------

ILLINOIS: 4.64%
    350,000         Lake County IL Community High School District
                    Number 117 Capital Appreciation Series B
                    (Property Tax Revenue, FGIC Insured) /\                                   5.02       12/01/2016       230,650
                                                                                                                        ---------

IOWA: 7.42%
    240,000         Xenia IA Rural Water District
                    (Water Revenue, CIFG Insured)                                             4.00       12/01/2012       235,862
    150,000         Xenia IA Rural Water District
                    (Water Revenue, CIFG Insured)                                             5.00       12/01/2041       133,067

                                                                                                                          368,929
                                                                                                                        ---------

KENTUCKY: 5.01%
    250,000         Louisville & Jefferson County KY Metropolitan
                    Government Jewish Hospital State Marys
                    Healthcare (HCFR)                                                         6.13       02/01/2037       249,148
                                                                                                                        ---------

LOUISIANA: 14.60%
    240,000         City of New Orleans LA (Sewer Revenue, FGIC
                    Insured)                                                                  5.38       06/01/2014       236,587
    240,000         Louisiana State Citizens Property Insurance
                    Corporation Series B
                    (Other Revenue, AMBAC Insured)                                            5.00       06/01/2015       244,898
    245,000         Louisiana State Citizens Property Insurance
                    Corporation Series C-3
                    (Other Revenue, CIFG Insured) +/-(Section)                                8.25       06/01/2025       245,000

                                                                                                                          726,485
                                                                                                                        ---------

MISSOURI: 5.06%
    240,000         St. Louis MO Lambert St. Louis International
                    Series B
                    (Airport Revenue, FGIC Insured)                                           6.00       07/01/2013       251,587
                                                                                                                        ---------

NEW JERSEY: 4.82%
    245,000         New Jersey Economic Development Authority
                    (Cigarette Tax Revenue)                                                   5.75       06/15/2029       239,740
                                                                                                                        ---------

NEW YORK: 4.95%
    240,000         New York Tobacco Settlement Financing
                    Corporation Series A-1 (Other Revenue)                                    5.50       06/01/2016       246,266
                                                                                                                        ---------

PENNSYLVANIA: 9.70%
    240,000         Allegheny County PA Airport Authority Pittsburgh
                    International Airport
                    (Airport Revenue, FGIC Insured)                                           6.13       01/01/2016       243,017
    240,000         Chester County PA Renaissance Academy Project
                    Series A                                                                  5.25       10/01/2010       239,578

                                                                                                                          482,595
                                                                                                                        ---------

PUERTO RICO: 5.97%
    240,000         Commonwealth of Puerto Rico (Other Revenue, FGIC
                    Insured)                                                                  5.50       07/01/2011       245,926
     60,000         Puerto Rico Electric Power Authority Series UU
                    (Other Revenue,
                    First Security Bank LOC) +/-(Section)                                     2.33       07/01/2029        51,000

                                                                                                                          296,926
                                                                                                                        ---------

Portfolio of Investments--                           Wells Fargo Managed Account
June 30, 2008 (Unaudited)                                   CoreBuilder Shares 5


COREBUILDER SHARES - SERIES M

        PRINCIPAL   SECURITY NAME                                                    INTEREST RATE  MATURITY DATE     VALUE
SOUTH CAROLINA: 4.88%
$   240,000         Town of Newberry SC Newberry County School
                     District Project (Lease Revenue)                                     5.25%       12/01/2017   $   242,782
                                                                                                                   -----------
TEXAS: 6.57%
     80,000          Garza County TX Public Facility Corporation
                    (Lease Revenue)                                                       4.75        10/01/2010        80,079
    250,000         La Vernia TX Higher Education Finance
                    Corporation Series A (Educational Facilities Revenue)                 6.25        02/15/2017       246,545

                                                                                                                       326,624
                                                                                                                   -----------
WISCONSIN: 3.56%
    180,000         Badger WI Tobacco Asset Securitization Corporation
                    Asset-Backed (Other Revenue)                                          6.13        06/01/2027       177,198
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $4,715,595)                                                                      4,663,776
                                                                                                                   -----------
        SHARES

SHORT-TERM INVESTMENTS: 6.83%
    339,844         Wells Fargo Advantage National
                    Tax-Free Money Market Trust ~++                                                                    339,844
                                                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS (COST $339,844)                                                                           339,844
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,055,439)*                                                          100.59%                                $ 5,003,620

Other Assets and Liabilities, Net                                            (0.59)                                    (29,172)
                                                                            ------                                 -----------

TOTAL NET ASSETS                                                            100.00%                                $ 4,974,448
                                                                            ------                                 -----------

----------
/\        Zero coupon bond. Interest rate presented is yield to maturity.

+/-       Variable rate investments.

(Section) These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $339,844.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

6 Wells Fargo Managed Account              Statement of Assets and Liabilities--
CoreBuilder Shares                                     June 30, 2008 (Unaudited)


                                                             CoreBuilder
                                                               Shares -
                                                               Series M
                                                             ------------
ASSETS

   Investments
   In securities, at fair value ........................     $  4,663,776
     Investments in affiliates .........................          339,844
                                                             ------------
   Total investments at fair value (see cost below).....        5,003,620
                                                             ------------
   Receivable for investments sold .....................          453,683
   Receivables for dividends and interest ..............           43,729
                                                             ------------
Total assets ...........................................        5,501,032
                                                             ------------

LIABILITIES
   Payable for investments purchased ...................          506,838
   Dividends payable ...................................           19,746
                                                             ------------
Total liabilities ......................................          526,584
                                                             ------------
TOTAL NET ASSETS .......................................     $  4,974,448
                                                             ============

NET ASSETS CONSIST OF
   Paid-in capital .....................................     $  5,000,000
   Undistributed net realized gain
   (loss) on investments ...............................           26,267
   Net unrealized appreciation (depreciation)
   of investments, foreign currencies and
   translation of assets and liabilities
   denominated in foreign currencies ...................          (51,819)
                                                             ------------
TOTAL NET ASSETS .......................................     $  4,974,448
                                                             ============

COMPUTATION OF NET ASSET VALUE AND OFFERING
PRICE PER SHARE (1)
   Net assets ..........................................     $  4,974,448
   Shares outstanding ..................................          500,000
   Net asset value per share ...........................     $       9.95
                                                             ------------
Investments at cost                                          $  5,055,439
                                                             ------------

------------
(1) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Period Ended        Wells Fargo Managed Account
June 30, 2008 (Unaudited)                                   CoreBuilder Shares 7


                                                                             CoreBuilder
                                                                               Shares -
                                                                               Series M
                                                                             -----------
INVESTMENT INCOME

   Interest ..............................................................   $    48,335
   Interest from investments in affiliated securities ....................         2,680
                                                                             -----------
Total investment income. .................................................        51,015
                                                                             -----------

Net investment income (loss) .............................................        51,015
                                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......        26,267
                                                                             -----------
Net realized gain (loss) from investments ................................        26,267
                                                                             -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......       (51,819)
                                                                             -----------
Net change in unrealized appreciation (depreciation) of investments ......       (51,819)
                                                                             -----------
Net realized and unrealized gain (loss) on investments ...................       (25,552)
                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $    25,463
                                                                             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

8 Wells Fargo Managed Account                            Statement of Changes in
CoreBuilder Shares                                                    Net Assets

                                                                                   COREBUILDER
                                                                                     SHARES -
                                                                                     SERIES M
                                                                                  --------------
                                                                                      For the
                                                                                  Period Ended
                                                                                   June 30, 2008
                                                                                   (Unaudited)
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

   Net investment income (loss) ...........................................        $    51,015
   Net realized gain (loss) on investments ................................             26,267
   Net change in unrealized appreciation (depreciation) of investments ....            (51,819)
                                                                                   -----------
Net increase (decrease) in net assets resulting from operations ...........             25,463
                                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net investment income ..................................................            (51,015)
                                                                                   -----------
Total distributions to shareholders .......................................            (51,015)
                                                                                   -----------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   Contributions ..........................................................          5,000,000
                                                                                   -----------
Net increase (decrease) from transactions in investors' beneficial
interests .................................................................          5,000,000
                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS .....................................          4,974,448
                                                                                   ===========
ENDING NET ASSETS .........................................................        $ 4,974,448
                                                                                   ===========

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................            500,000
                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS ........................................................            500,000
                                                                                   ===========

Ending balance of undistributed net investment income (loss) ..............                  0
                                                                                   -----------

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

10 Wells Fargo Managed Account CoreBuilder Shares           Financial Highlights

                                                           Beginning                    Net Realized    Distributions
                                                           Net Asset        Net        and Unrealized     from Net
                                                           Value Per    Investment       Gain (Loss)     Investment
                                                             Share     Income (Loss)   on Investments      Income
                                                           ---------   -------------   --------------   -------------
COREBUILDER SHARES - SERIES M
April 15, 2008 (3) to June 30, 2008 (Unaudited) ........   $   10.00       0.15            (0.05)           (0.15)

----------
(1) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(2) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3) Commencement of operations.

    The accompanying notes are an integral part of these financial statements.

Financial Highlights           Wells Fargo Managed Account CoreBuilder Shares 11

                                   Net Investment
                      Ending        Income (Loss)
   Distributions     Net Asset    Ratio to Average                  Portfolio     Net Assets at
      from Net       Value Per       Net Assets         Total        Turnover     End of Period
   Realized Gains      Share        (Annualized)      Return (1)     Rate (2)    (000's omitted)
-----------------    ---------    ----------------    ----------    ---------    ---------------

        0.00          $ 9.95             4.85%            0.52%         64%         $ 4,974

12 Wells Fargo Managed Account CoreBuilder Shares  Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999 and at June 30, 2008 was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the CoreBuilder Shares - Series M.

CoreBuilder Shares - Series M has been developed as an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. CoreBuilder Shares - Series M is a special purpose fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. CoreBuilder Shares - Series M enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

Notes to Financial Statements  Wells Fargo Managed Account CoreBuilder Shares 13

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2008.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or "when-issued" basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. At June 30, 2008, the Fund did not hold any when-issued transactions.

SWAP CONTRACTS

The Fund may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Fund records as an increase or decrease to unrealized gain/loss, the amount due or owed by the Fund at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. At June 30, 2008, the Fund did not hold any swap contracts.

14 Wells Fargo Managed Account CoreBuilder Shares  Notes to Financial Statements

At June 30, the Fund had no open swap contracts.

3. EXPENSES

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), fees payable for services provided by the Fund's securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended June 30, 2008, were as follows:

FUND                              Purchases at Cost     Sales Proceeds
-----------------------------     -----------------     --------------
COREBUILDER SHARES - SERIES M        $ 7,846,149         $ 3,159,858

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of June 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Other Information              Wells Fargo Managed Account CoreBuilder Shares 15

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information (1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                      Position Held and
Name and Age          Length of Service (2)    Principal Occupations During Past Five Years                    Other Directorships
------------------    ---------------------    ------------------------------------------------------------    -------------------
Thomas S. Goho        Trustee, since 1987      Co-Director for the Calloway School of Stephens University      None
65                                             of Wake Forest University. Prior thereto, the Thomas Goho
                                               Chair of Finance of Wake Forest University, Calloway School
                                               of Business and Accountancy, from 2006-2007 and Associate
                                               Professor of Finance from 1999-2005.

Peter G. Gordon       Trustee, since 1998;     Chairman, CEO and Co-Founder of Crystal Geyser Water Company    None
65                    Chairman, since 2005     and President of Crystal Geyser Roxane Water Company.
                      (Lead Trustee since
                      2001)

Olivia S. Mitchell    Trustee, since 2006      Professor of Insurance and Risk Management, Wharton School,     None
55                                             University of Pennsylvania. Director of the Boettner Center
                                               on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                               associate, National Bureau of Economic Research.

Timothy J. Penny      Trustee, since 1996      President and CEO of Southern Minnesota Initiative              None
56                                             Foundation, a non-profit organization since 2007 and Senior
                                               Fellow at the Humphrey Institute Policy Forum at the
                                               University of Minnesota since 1995.

Donald C. Willeke     Trustee, since 1996      Principal of the law firm of Willeke & Daniels.                 None
68

16 Wells Fargo Managed Account CoreBuilder Shares              Other Information

INTERESTED TRUSTEE (3)

                      Position Held and
Name and Age          Length of Service (2)    Principal Occupations During Past Five Years                    Other Directorships
------------------    ---------------------    ------------------------------------------------------------    -------------------
J. Tucker Morse       Trustee, since 1987      Private Investor/Real Estate Developer. Prior thereto,          None
63                                             Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                      Position Held and
Name and Age          Length of Service (2)    Principal Occupations During Past Five Years                    Other Directorships
------------------    ---------------------    ------------------------------------------------------------    -------------------
Karla M. Rabusch      President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and          None
49                                             President of Wells Fargo Funds Management, LLC since 2003.
                                               Senior Vice President and Chief Administrative Officer of
                                               Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since         Senior Vice President and Secretary of Wells Fargo Funds        None
48                    2000; Chief Legal        Management, LLC since 2001. Vice President and Managing
                      Counsel, since 2003      Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W.            Treasurer, since 2007    Vice President and Manager of Fund Accounting, Reporting and    None
Leonhardt 49                                   Tax for Wells Fargo Funds Management, LLC since 2007.
                                               Director of Fund Administration and SEC Reporting for
                                               TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                               UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                               Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early       Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management,       None
44                    Officer, since 2007      LLC since 2007. Chief Compliance Officer of Parnassus
                                               Investments from 2005 to 2007. Chief Financial Officer of
                                               Parnassus Investments from 2004 to 2007 and Senior Audit
                                               Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of June 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information              Wells Fargo Managed Account CoreBuilder Shares 17

BOARD CONSIDERATION OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM) - SERIES M AND WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM) - SERIES G

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the CoreBuilder Shares (SM) - Series M and CoreBuilder Shares
(SM) - Series G (the "Funds") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services that are anticipated to be provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers proposed to be primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services that were anticipated to be provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting over time with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board did not consider performance results for the Funds because they had not yet commenced operations. However, the Board noted, by reference to existing Wells Fargo Advantage Funds sub-advised by Wells Capital Management that followed a municipal investment strategy and a government securities investment strategy, that Wells Capital Management had a strong historical track record in managing such assets.

18 Wells Fargo Managed Account CoreBuilder Shares              Other Information

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board noted Fund Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement.

The Board noted that Funds Management would be paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares (SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares (SM) - Series G. The Board also considered comparisons of the zero fee and expense structure of the Funds to zero fee and expense structures for peer funds offered exclusively within similar SMAs. The Board noted that the zero fee and expense structures of the peer funds were similar to that of the Funds, except that one peer fund's adviser was entitled to fees, but waived all fees, leaving a net expense ratio of zero.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance history of Wells Capital Management and the expense structure of the Funds supported the approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees would be paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate was consistent with the zero fee and expense structures of peer funds and concluded that it was reasonable. In addition, the Board reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board did not specifically consider the profitability of Funds Management with respect to the Funds, as the Funds had not yet commenced operations and as they had an Advisory Agreement Rate and total expense ratio of zero. The Board received and considered profitability information about Funds Management, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Wells Fargo Advantage Funds.

The Board did not consider a separate profitability analysis of Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to approve the agreement.

ECONOMIES OF SCALE

The Board considered whether there would be economies of scale with respect to the management of the Funds, whether the Funds would appropriately benefit from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. In this regard, the Board noted that the Funds, which would be offered exclusively within SMAs, would charge no advisory fee, but that participants in SMAs eligible to invest in the Funds pay fees to the relevant SMA sponsor, which may vary based in part on the size of the participant's account.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

Because the Funds are the first mutual funds to be offered exclusively within SMAs managed by Funds Management, the Board did not have available information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust. As discussed above, the Board reviewed and considered the advisory arrangements of peer funds offered exclusively within SMAs, the zero fee and expense structure of the Funds,

Other Information              Wells Fargo Managed Account CoreBuilder Shares 19

and the assumption by Funds Management of all ordinary operating expenses of the Funds, and concluded that the Advisory Agreement Rate was reasonable.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits anticipated to be received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and the SMA sponsors, and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds and the SMA sponsors (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board considered that the Funds would be offered only through SMAs managed by Funds Management.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

20  Wells Fargo Managed Account CoreBuilder Shares         List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG      -- Association of Bay Area Governments
ADR       -- American Depositary Receipt
AMBAC     -- American Municipal Bond Assurance Corporation
AMT       -- Alternative Minimum Tax
ARM       -- Adjustable Rate Mortgages
BART      -- Bay Area Rapid Transit
CDA       -- Community Development Authority
CDO       -- Collateralized Debt Obligation
CDSC      -- Contingent Deferred Sales Charge
CGIC      -- Capital Guaranty Insurance Company
CGY       -- Capital Guaranty Corporation
COP       -- Certificate of Participation
CP        -- Commercial Paper
CTF       -- Common Trust Fund
DW&P      -- Department of Water & Power
DWR       -- Department of Water Resources
ECFA      -- Educational & Cultural Facilities Authority
EDFA      -- Economic Development Finance Authority
ETET      -- Eagle Tax-Exempt Trust
FFCB      -- Federal Farm Credit Bank
FGIC      -- Financial Guaranty Insurance Corporation
FHA       -- Federal Housing Authority
FHAG      -- Federal Housing Agency
FHLB      -- Federal Home Loan Bank
FHLMC     -- Federal Home Loan Mortgage Corporation
FNMA      -- Federal National Mortgage Association
GDR       -- Global Depositary Receipt
GNMA      -- Government National Mortgage Association
GO        -- General Obligation
HCFR      -- Healthcare Facilities Revenue
HEFA      -- Health & Educational Facilities Authority
HEFAR     -- Higher Education Facilities Authority Revenue
HFA       -- Housing Finance Authority
HFFA      -- Health Facilities Financing Authority
IDA       -- Industrial Development Authority
IDAG      -- Industrial Development Agency
IDR       -- Industrial Development Revenue
LIBOR     -- London Interbank Offered Rate
LLC       -- Limited Liability Corporation
LOC       -- Letter of Credit
LP        -- Limited Partnership
MBIA      -- Municipal Bond Insurance Association
MFHR      -- Multi-Family Housing Revenue
MTN       -- Medium Term Note
MUD       -- Municipal Utility District
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Finance Authority
PFFA      -- Public Facilities Financing Authority
plc       -- Public Limited Company
PSFG      -- Public School Fund Guaranty
R&D       -- Research & Development
RDA       -- Redevelopment Authority
RDFA      -- Redevelopment Finance Authority
REITS     -- Real Estate Investment Trusts
SFHR      -- Single Family Housing Revenue
SFMR      -- Single Family Mortgage Revenue
SLMA      -- Student Loan Marketing Association
TBA       -- To Be Announced
TRAN      -- Tax Revenue Anticipation Notes
USD       -- Unified School District
XLCA      -- XL Capital Assurance

[WELLS FARGO LOGO]

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Prospectus
The prospectus contains information about the CoreBuilder Shares - Series M designed to provide investors with important information to assist them in making investment decisions. The Prospectus should be read in conjunction with the Statement of Additional Information and the Form ADV of the separately managed account in which you are investing.

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo CoreBuilder Shares contact us:
By telephone:
800-368-0627

You may also contact the financial intermediary, broker-dealer or bank, through whom you purchased Fund shares.

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.

To obtain information for a fee, write or email: SEC's Public Reference Section 100"F"Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.    111800 08-08
                                                                  SCGM/130 06-08

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
=================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ------------------------
                                            Karla M. Rabusch
                                            President

                                        Date: August 18, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch
                                            ------------------------
                                                Karla M. Rabusch
                                                President

                                        Date: August 18, 2008



                                        By: /s/ Stephen W. Leonhardt
                                            ------------------------
                                                Stephen W. Leonhardt
                                                Treasurer

                                        Date: August 18, 2008

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Managed Account CoreBuilder Shares - Series M, and Wells Fargo Managed Account CoreBuilder Shares - Series G;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

       d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: August 18, 2008

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Managed Account CoreBuilder Shares - Series M, and Wells Fargo Managed Account CoreBuilder Shares - Series G;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

       d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: August 18, 2008

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: August 18, 2008

                                        /s/ Karla M. Rabusch
                                        ------------------------
                                        Karla M. Rabusch
                                        President
                                        Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: August 18, 2008

                                        /s/ Stephen W. Leonhardt
                                        ---------------------------
                                        Stephen W. Leonhardt
                                        Treasurer
                                        Wells Fargo Funds Trust